Prepayment for Purchase of a Property (Details) ¥ in Millions, $ in Millions		6 Months Ended
	May 06, 2021 USD ($) m²	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	May 06, 2021 CNY (¥) m²
Prepayment for Purchase of a Property [Line Items]
Office space square meters	2,749.3			2,749.3
Total purchase price	$ 4.6			¥ 32
Percentage of prepayment	50.00%
Percentage of total purchase price payable	20.00%			20.00%
Payable delivery property percentage	30.00%
Balance of property ownership certificate		$ 2.3	¥ 16
Jiangxi Yueshang [Member]
Prepayment for Purchase of a Property [Line Items]
Office space square meters	2,749.3			2,749.3
Jiangxi Yueshang [Member]
Prepayment for Purchase of a Property [Line Items]
Prepayment amount		$ 2.3	¥ 16